Shareholder Fees - FidelityFlexFreedomBlendFunds-ComboPRO	May 30, 2024 USD ($)
FidelityFlexFreedomBlendFunds-ComboPRO | Fidelity Flex Freedom Blend 2060 Fund
Shareholder Fees:
(fees paid directly from your investment)	none